OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (POINTER TELOCATION LTD. [Member])	12 Months Ended
Dec. 31, 2011
POINTER TELOCATION LTD. [Member]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 3:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2011	2010

Government authorities	$200	$824
Employees	91	94
Prepaid expenses	1,258	1,427
Former subsidiary's CEO (1)	171	282
Foreign currency derivatives	-	168
Others	226	187

	$1,946	$2,982

(1)	The balance as of December 31, 2011 in the amount of $ 171 is receivable from Nehoray, Rider's CEO, in accordance to the loan sold (see note 1i)